UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Strategy Aggressive Growth Allocation Fund
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1), (2)	Value
	LONG-TERM INVESTMENTS – 97.2%
	EQUITY FUNDS – 80.9%
	Affiliated Equity Funds – 80.9%
524,561	Nuveen Dividend Value Fund (Class R6)	$7,899,888
149,361	Nuveen International Growth Fund (Class R6)	7,538,276
90,654	Nuveen Large Cap Core Fund (Class R6)	3,128,481
71,548	Nuveen Large Cap Growth Fund (Class R6)	2,331,755
142,198	Nuveen Large Cap Select Fund (Class I)	4,254,579
124,758	Nuveen Large Cap Value Fund (Class R6)	3,336,022
290,933	Nuveen NWQ International Value Fund (Class I)	7,424,608
474,291	Nuveen NWQ Large-Cap Value Fund (Class I)	3,168,261
27,106	Nuveen Real Asset Income Fund (Class R6)	626,419
73,319	Nuveen Real Estate Securities Fund (Class R6)	1,465,651
54,295	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	2,236,935
85,459	Nuveen Small Cap Growth Opportunities Fund (Class R6)	2,480,861
57,638	Nuveen Small Cap Select Fund (Class R6)	727,970
93,033	Nuveen Small Cap Value Fund (Class R6)	2,510,958
59,582	Nuveen Symphony Large-Cap Growth Fund (Class I)	2,498,268
89,785	Nuveen Symphony Low Volatility Equity Fund (Class R6)	2,948,528
51,685	Nuveen Winslow Large-Cap Growth Fund (Class R6)	2,256,570
	Total Equity Funds (cost $46,987,341)	56,834,030
	FIXED INCOME FUNDS – 16.3%
	Affiliated Fixed Income Funds – 16.3%
409,469	Nuveen Core Bond Fund (Class R6)	3,877,671
29,826	Nuveen High Yield Municipal Bond Fund (Class R6)	515,388
724,266	Nuveen Short Term Bond Fund (Class R6)	7,083,326
	Total Fixed Income Funds (cost $11,559,925)	11,476,385

	Total Long-Term Investments (cost $58,547,266)	68,310,415

Nuveen Strategy Aggressive Growth Allocation Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.9%
	U.S. Government and Agency Obligations – 2.7%
$ 1,900	U.S. Treasury Bills, (4)	0.000%	7/19/18	F1+	$ 1,895,497
	Money Market Funds – 0.2%
139,415	First American Treasury Obligation, Class Z	1.601% (5)	N/A	N/A	139,415
	Total Short-Term Investments (cost $2,035,385)				2,034,912
	Total Investments (cost $60,582,651) – 100.1%				70,345,327
	Other Assets Less Liabilities – (0.1)% (6)				(76,288)
	Net Assets – 100%				$ 70,269,039
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Mini MSCI EAFE Index	Long	76	6/18	$ 7,743,048	$ 7,550,600	$(192,448)	$(36,480)
Mini MSCI Emerging Markets Index	Long	131	6/18	8,033,210	7,347,135	(686,075)	9,170
NASDAQ 100 E-Mini	Short	(20)	6/18	(2,865,881)	(2,790,800)	75,081	4,100
Russell 2000® Mini	Short	(76)	6/18	(6,084,584)	(6,209,960)	(125,376)	58,520
S&P 500® E-Mini	Short	(51)	6/18	(7,111,456)	(6,899,025)	212,431	48,705
S&P MidCap 400® E-Mini	Long	28	6/18	5,474,061	5,451,600	(22,461)	(64,120)
U.S. Dollar Index	Long	8	6/18	715,403	751,672	36,269	(1,248)
Total				$ 5,903,801	$ 5,201,222	$(702,579)	$ 18,647
* The aggregate Notional Amount of long and short positions is $21,965,722 and $(16,061,921), respectively.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Equity Funds	$56,834,030	$ —	$ —	$56,834,030
Fixed Income Funds	11,476,385	—	—	11,476,385
Short-Term Investments:
U.S. Government and Agency Obligations	—	1,895,497	—	1,895,497
Money Market Funds	139,415	—	—	139,415
Investments in Derivatives:
Futures Contracts*	(702,579)	—	—	(702,579)
Total	$67,747,251	$1,895,497	$ —	$69,642,748

*	Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The tables below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$61,019,230
Gross unrealized:
Appreciation	$11,056,243
Depreciation	(1,730,146)
Net unrealized appreciation (depreciation) of investments	$ 9,326,097

Tax cost of futures contracts	$(702,579)
Net unrealized appreciation (depreciation) of futures contracts	—
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International Inc.
N/A	Not Applicable
S&P	Standard & Poor's

Nuveen Strategy Balanced Allocation Fund
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1), (2)	Value
	LONG-TERM INVESTMENTS – 97.5%
	EQUITY FUNDS – 59.1%
	Affiliated Equity Funds – 59.1%
1,041,690	Nuveen Dividend Value Fund (Class R6)	$15,687,846
255,325	Nuveen Global Infrastructure Fund (Class R6)	2,688,578
285,649	Nuveen International Growth Fund (Class R6)	14,416,717
166,306	Nuveen Large Cap Core Fund (Class R6)	5,739,212
134,719	Nuveen Large Cap Growth Fund (Class R6)	4,390,486
356,133	Nuveen Large Cap Select Fund (Class I)	10,655,504
246,972	Nuveen Large Cap Value Fund (Class R6)	6,604,037
580,065	Nuveen NWQ International Value Fund (Class I)	14,803,253
905,401	Nuveen NWQ Large-Cap Value Fund (Class I)	6,048,077
139,077	Nuveen Real Asset Income Fund (Class R6)	3,214,081
172,649	Nuveen Real Estate Securities Fund (Class R6)	3,451,249
137,638	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	5,670,672
312,735	Nuveen Small Cap Growth Opportunities Fund (Class R6)	9,078,702
265,790	Nuveen Small Cap Select Fund (Class R6)	3,356,926
335,474	Nuveen Small Cap Value Fund (Class R6)	9,054,452
135,689	Nuveen Symphony Large-Cap Growth Fund (Class I)	5,689,456
203,198	Nuveen Symphony Low Volatility Equity Fund (Class R6)	6,673,031
127,877	Nuveen Winslow Large-Cap Growth Fund (Class R6)	5,583,092
	Total Equity Funds (cost $101,660,726)	132,805,371
	FIXED INCOME FUNDS – 38.4%
	Affiliated Fixed Income Funds – 38.4%
250,331	Nuveen All-American Municipal Bond Fund (Class R6)	2,886,317
3,856,259	Nuveen Core Bond Fund (Class R6)	36,518,768
1,014,727	Nuveen Core Plus Bond Fund (Class R6)	10,806,845
127,636	Nuveen High Yield Municipal Bond Fund (Class R6)	2,205,558
930,887	Nuveen Inflation Protected Securities Fund (Class R6)	10,304,922
2,413,328	Nuveen Short Term Bond Fund (Class R6)	23,602,345
	Total Fixed Income Funds (cost $86,426,906)	86,324,755

	Total Long-Term Investments (cost $188,087,632)	219,130,126

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.0%
	U.S. Government and Agency Obligations – 1.7%
$ 3,900	U.S. Treasury Bills, (4)	0.000%	7/19/18	F1+	$ 3,890,757
	Money Market Funds – 0.3%
667,259	First American Treasury Obligation, Class Z	1.601% (5)	N/A	N/A	667,259
	Total Short-Term Investments (cost $4,558,957)				4,558,016
	Total Investments (cost $192,646,589) – 99.5%				223,688,142
	Other Assets Less Liabilities – 0.5% (6)				1,084,261
	Net Assets – 100%				$ 224,772,403
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Mini MSCI EAFE Index	Long	151	6/18	$ 15,384,214	$ 15,001,850	$ (382,364)	$(72,480)
Mini MSCI Emerging Markets Index	Long	227	6/18	13,920,142	12,731,295	(1,188,847)	15,890
NASDAQ 100 E-Mini	Short	(69)	6/18	(9,887,290)	(9,628,260)	259,030	14,145
Russell 2000® Mini	Short	(386)	6/18	(30,903,280)	(31,540,060)	(636,780)	297,220
S&P 500® E-Mini	Short	(113)	6/18	(15,756,755)	(15,286,075)	470,680	107,915
S&P MidCap 400® E-Mini	Long	21	6/18	4,105,546	4,088,700	(16,846)	(48,090)
U.S. Dollar Index	Long	27	6/18	2,414,484	2,536,893	122,409	(4,212)
Total				$(20,722,939)	$(22,095,657)	$(1,372,718)	$310,388
* The aggregate Notional Amount of long and short positions is $35,824,386 and $(56,547,325), respectively.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Strategy Balanced Allocation Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Equity Funds	$132,805,371	$ —	$ —	$132,805,371
Fixed Income Funds	86,324,755	—	—	86,324,755
Short-Term Investments:
U.S. Government and Agency Obligations	—	3,890,757	—	3,890,757
Money Market Funds	667,259	—	—	667,259
Investments in Derivatives:
Futures Contracts*	(1,372,718)	—	—	(1,372,718)
Total	$218,424,667	$3,890,757	$ —	$222,315,424

*	Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The tables below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$194,955,319
Gross unrealized:
Appreciation	$ 34,545,820
Depreciation	(5,812,997)
Net unrealized appreciation (depreciation) of investments	$ 28,732,823

Tax cost of futures contracts	$(1,372,718)
Net unrealized appreciation (depreciation) of futures contracts	—
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International Inc.
N/A	Not Applicable
S&P	Standard & Poor's

Nuveen Strategy Conservative Allocation Fund
Portfolio of Investments    May 31, 2018
(Unaudited)
Shares	Description (1), (2)	Value
	LONG-TERM INVESTMENTS – 97.5%
	FIXED INCOME FUNDS – 59.1%
	Affiliated Fixed Income Funds – 59.1%
156,677	Nuveen All-American Municipal Bond Fund (Class R6)	$1,806,488
2,081,662	Nuveen Core Bond Fund (Class R6)	19,713,338
759,180	Nuveen Core Plus Bond Fund (Class R6)	8,085,266
60,043	Nuveen High Yield Municipal Bond Fund (Class R6)	1,037,531
480,950	Nuveen Inflation Protected Securities Fund (Class R6)	5,324,118
1,282,377	Nuveen Short Term Bond Fund (Class R6)	12,541,650
	Total Fixed Income Funds (cost $49,612,203)	48,508,391
	EQUITY FUNDS – 38.4%
	Affiliated Equity Funds – 38.4%
276,919	Nuveen Dividend Value Fund (Class R6)	4,170,397
255,285	Nuveen Global Infrastructure Fund (Class R6)	2,688,153
50,420	Nuveen International Growth Fund (Class R6)	2,544,687
35,748	Nuveen Large Cap Core Fund (Class R6)	1,233,685
38,457	Nuveen Large Cap Growth Fund (Class R6)	1,253,304
87,132	Nuveen Large Cap Select Fund (Class I)	2,606,996
75,603	Nuveen Large Cap Value Fund (Class R6)	2,021,615
81,561	Nuveen NWQ International Value Fund (Class I)	2,081,432
295,976	Nuveen NWQ Large-Cap Value Fund (Class I)	1,977,121
46,053	Nuveen Real Asset Income Fund (Class R6)	1,064,280
24,188	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	996,546
55,479	Nuveen Small Cap Growth Opportunities Fund (Class R6)	1,610,551
161,896	Nuveen Small Cap Select Fund (Class R6)	2,044,751
57,494	Nuveen Small Cap Value Fund (Class R6)	1,551,759
27,800	Nuveen Symphony Large-Cap Growth Fund (Class I)	1,165,643
38,052	Nuveen Symphony Low Volatility Equity Fund (Class R6)	1,249,617
27,489	Nuveen Winslow Large-Cap Growth Fund (Class R6)	1,200,183
	Total Equity Funds (cost $25,738,810)	31,460,720

	Total Long-Term Investments (cost $75,351,013)	79,969,111

Nuveen Strategy Conservative Allocation Fund (continued)
Portfolio of Investments    May 31, 2018
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.1%
	U.S. Government and Agency Obligations – 1.7%
$ 1,400	U.S. Treasury Bills, (4)	0.000%	7/19/18	F1+	$ 1,396,682
	Money Market Funds – 0.4%
328,007	First American Treasury Obligation, Class Z	1.601% (5)	N/A	N/A	328,007
	Total Short-Term Investments (cost $1,725,028)				1,724,689
	Total Investments (cost $77,076,041) – 99.6%				81,693,800
	Other Assets Less Liabilities – 0.4% (6)				331,691
	Net Assets – 100%				$ 82,025,491
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Mini MSCI EAFE Index	Long	74	6/18	$ 7,539,284	$ 7,351,900	$(187,384)	$(35,520)
Mini MSCI Emerging Markets Index	Long	63	6/18	3,863,299	3,533,355	(329,944)	4,410
NASDAQ 100 E-Mini	Short	(23)	6/18	(3,295,763)	(3,209,420)	86,343	4,715
Russell 2000® Mini	Short	(175)	6/18	(14,010,554)	(14,299,250)	(288,696)	134,750
S&P 500® E-Mini	Short	(6)	6/18	(836,642)	(811,650)	24,992	5,730
S&P MidCap 400® E-Mini	Long	4	6/18	782,009	778,800	(3,209)	(9,160)
U.S. Dollar Index	Long	10	6/18	894,253	939,590	45,337	(1,560)
Total				$ (5,064,114)	$ (5,716,675)	$(652,561)	$103,365
* The aggregate Notional Amount of long and short positions is $13,078,845 and $(18,142,959), respectively.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Fixed Income Funds	$48,508,391	$ —	$ —	$48,508,391
Equity Funds	31,460,720	—	—	31,460,720
Short-Term Investments:
U.S. Government and Agency Obligations	—	1,396,682	—	1,396,682
Money Market Funds	328,007	—	—	328,007
Investments in Derivatives:
Futures Contracts*	(652,561)	—	—	(652,561)
Total	$79,644,557	$1,396,682	$ —	$81,041,239

*	Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The tables below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$77,542,379
Gross unrealized:
Appreciation	$ 6,296,586
Depreciation	(2,145,165)
Net unrealized appreciation (depreciation) of investments	$ 4,151,421

Tax cost of futures contracts	$(652,561)
Net unrealized appreciation (depreciation) of futures contracts	—
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International Inc.
N/A	Not Applicable
S&P	Standard & Poor's

Nuveen Strategy Growth Allocation Fund
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1), (2)	Value
	LONG-TERM INVESTMENTS – 96.9%
	EQUITY FUNDS – 78.5%
	Affiliated Equity Funds – 78.5%
816,195	Nuveen Dividend Value Fund (Class R6)	$12,291,889
172,302	Nuveen Global Infrastructure Fund (Class R6)	1,814,341
194,322	Nuveen International Growth Fund (Class R6)	9,807,416
169,829	Nuveen Large Cap Core Fund (Class R6)	5,860,790
142,503	Nuveen Large Cap Growth Fund (Class R6)	4,644,167
302,514	Nuveen Large Cap Select Fund (Class I)	9,051,232
212,726	Nuveen Large Cap Value Fund (Class R6)	5,688,287
366,330	Nuveen NWQ International Value Fund (Class I)	9,348,728
853,210	Nuveen NWQ Large-Cap Value Fund (Class I)	5,699,439
84,414	Nuveen Real Asset Income Fund (Class R6)	1,950,817
129,759	Nuveen Real Estate Securities Fund (Class R6)	2,593,888
113,664	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	4,682,954
184,158	Nuveen Small Cap Growth Opportunities Fund (Class R6)	5,346,109
160,942	Nuveen Small Cap Select Fund (Class R6)	2,032,702
189,609	Nuveen Small Cap Value Fund (Class R6)	5,117,559
112,119	Nuveen Symphony Large-Cap Growth Fund (Class I)	4,701,158
182,743	Nuveen Symphony Low Volatility Equity Fund (Class R6)	6,001,293
104,021	Nuveen Winslow Large-Cap Growth Fund (Class R6)	4,541,544
	Total Equity Funds (cost $83,216,817)	101,174,313
	FIXED INCOME FUNDS – 18.4%
	Affiliated Fixed Income Funds – 18.4%
57,401	Nuveen All-American Municipal Bond Fund (Class R6)	661,830
574,617	Nuveen Core Bond Fund (Class R6)	5,441,625
249,608	Nuveen Core Plus Bond Fund (Class R6)	2,658,328
154,053	Nuveen High Yield Municipal Bond Fund (Class R6)	2,662,036
115,834	Nuveen Inflation Protected Securities Fund (Class R6)	1,282,274
1,123,581	Nuveen Short Term Bond Fund (Class R6)	10,988,625
	Total Fixed Income Funds (cost $23,657,830)	23,694,718

	Total Long-Term Investments (cost $106,874,647)	124,869,031

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.6%
	U.S. Government and Agency Obligations – 2.3%
$ 3,000	U.S. Treasury Bills, (4)	0.000%	7/19/18	F1+	$ 2,992,890
	Money Market Funds – 0.3%
415,202	First American Treasury Obligation, Class Z	1.601% (5)	N/A	N/A	415,202
	Total Short-Term Investments (cost $3,408,840)				3,408,092
	Total Investments (cost $110,283,487) – 99.5%				128,277,123
	Other Assets Less Liabilities – 0.5% (6)				629,930
	Net Assets – 100%				$ 128,907,053
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Mini MSCI EAFE Index	Long	124	6/18	$ 12,633,394	$ 12,319,400	$ (313,994)	$(59,520)
Mini MSCI Emerging Markets Index	Long	209	6/18	12,816,342	11,721,765	(1,094,577)	14,630
NASDAQ 100 E-Mini	Short	(34)	6/18	(4,871,998)	(4,744,360)	127,638	6,970
Russell 2000® Mini	Short	(152)	6/18	(12,169,167)	(12,419,920)	(250,753)	117,040
S&P 500® E-Mini	Short	(142)	6/18	(19,800,524)	(19,209,050)	591,474	135,610
S&P MidCap 400® E-Mini	Long	23	6/18	4,496,550	4,478,100	(18,450)	(52,670)
U.S. Dollar Index	Long	14	6/18	1,251,955	1,315,426	63,471	(2,184)
Total				$ (5,643,448)	$ (6,538,639)	$ (895,191)	$159,876
* The aggregate Notional Amount of long and short positions is $31,198,241 and $(36,841,689), respectively.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Strategy Growth Allocation Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Equity Funds	$101,174,313	$ —	$ —	$101,174,313
Fixed Income Funds	23,694,718	—	—	23,694,718
Short-Term Investments:
U.S. Government and Agency Obligations	—	2,992,890	—	2,992,890
Money Market Funds	415,202	—	—	415,202
Investments in Derivatives:
Futures Contracts*	(895,191)	—	—	(895,191)
Total	$124,389,042	$2,992,890	$ —	$127,381,932

*	Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The tables below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$111,145,004
Gross unrealized:
Appreciation	$ 20,085,546
Depreciation	(2,953,427)
Net unrealized appreciation (depreciation) of investments	$ 17,132,119

Tax cost of futures contracts	$(895,191)
Net unrealized appreciation (depreciation) of futures contracts	—
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International Inc.
N/A	Not Applicable
S&P	Standard & Poor's

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: July 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: July 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2018